PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment, beginning balance				$ 5,817,609	$ 5,349,753
Effect of initial inflation adjustment (Note 4 (cc))					788,030
Translation differences					(312,105)
Additions					483,069
Capitalized borrowing costs	$ 16,100	$ 7,400	$ 500	16,085	7,368
Disposals / Consumptions					(31,548)
Transfers				3,125	3,124
Depreciation charge					(470,083)
Property, plant and equipment, ending balance	6,539,581	5,817,609	5,349,753	6,539,581	5,817,609
Right-of-use assets
Right-of-use assets, beginning balance				49,370
Effect of initial recognition under IFRS 16				280,493
Translation differences				(1,263)
Additions				40,864
Disposals / Consumptions				(18,901)
Depreciation charge				(44,105)
Right-of-use assets, ending balance	306,458	49,370		306,458	49,370
Translation differences				(31,113)
Additions				1,026,721
Disposals / Consumptions				(45,449)
Depreciation charge				(524,968)
Property, plant and equipment (including right-of-use assets), ending balance	6,539,581			6,539,581
Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				11,701,232	8,307,571
Property, plant and equipment, ending balance		11,701,232	8,307,571		11,701,232
Right-of-use assets
Right-of-use assets, beginning balance				55,288
Right-of-use assets, ending balance	355,928	55,288		355,928	55,288
Property, plant and equipment (including right-of-use assets), ending balance	12,823,011			12,823,011
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(5,883,623)	(2,957,818)
Property, plant and equipment, ending balance		(5,883,623)	(2,957,818)		(5,883,623)
Right-of-use assets
Right-of-use assets, beginning balance				(5,918)
Right-of-use assets, ending balance	(49,470)	(5,918)		(49,470)	(5,918)
Property, plant and equipment (including right-of-use assets), ending balance	(6,283,430)			(6,283,430)
Land
Property, plant and equipment
Property, plant and equipment, beginning balance				587,174	562,042
Effect of initial inflation adjustment (Note 4 (cc))					19,646
Translation differences				(596)	(2,217)
Additions				7,531	1,888
Capitalized borrowing costs				0	0
Disposals / Consumptions				0	0
Transfers				326	5,815
Depreciation charge				0	0
Property, plant and equipment, ending balance	594,435	587,174	562,042	594,435	587,174
Land | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				587,174	562,042
Property, plant and equipment, ending balance	594,435	587,174	562,042	594,435	587,174
Land | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Buildings and improvements
Property, plant and equipment
Property, plant and equipment, beginning balance				1,782,198	1,533,436
Effect of initial inflation adjustment (Note 4 (cc))					434,683
Translation differences				(16,174)	(140,879)
Additions				9,367	4,083
Capitalized borrowing costs				0	0
Disposals / Consumptions				(750)	(93)
Transfers				154,544	80,197
Depreciation charge				(135,163)	(129,229)
Property, plant and equipment, ending balance	1,794,022	1,782,198	1,533,436	1,794,022	1,782,198
Buildings and improvements | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				3,303,174	2,096,959
Property, plant and equipment, ending balance	3,412,904	3,303,174	2,096,959	3,412,904	3,303,174
Buildings and improvements | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(1,520,976)	(563,523)
Property, plant and equipment, ending balance	(1,618,882)	(1,520,976)	(563,523)	(1,618,882)	(1,520,976)
Production equipment
Property, plant and equipment
Property, plant and equipment, beginning balance				2,671,954	2,640,650
Effect of initial inflation adjustment (Note 4 (cc))					282,577
Translation differences				(9,959)	(124,066)
Additions				2,063	3,647
Capitalized borrowing costs				0	0
Disposals / Consumptions				(117)	(2,186)
Transfers				264,122	187,284
Depreciation charge				(324,112)	(315,952)
Property, plant and equipment, ending balance	2,554,581	2,671,954	2,640,650	2,554,581	2,671,954
Production equipment | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				6,803,932	4,927,478
Property, plant and equipment, ending balance	6,931,970	6,803,932	4,927,478	6,931,970	6,803,932
Production equipment | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(4,131,978)	(2,286,828)
Property, plant and equipment, ending balance	(4,377,389)	(4,131,978)	(2,286,828)	(4,377,389)	(4,131,978)
Vehicles, furniture and fixtures
Property, plant and equipment
Property, plant and equipment, beginning balance				47,388	47,580
Effect of initial inflation adjustment (Note 4 (cc))					5,698
Translation differences				(316)	(5,102)
Additions				4,821	3,569
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,204)	(1,236)
Transfers				14,843	11,726
Depreciation charge				(15,167)	(14,847)
Property, plant and equipment, ending balance	50,365	47,388	47,580	50,365	47,388
Vehicles, furniture and fixtures | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				264,782	151,883
Property, plant and equipment, ending balance	268,398	264,782	151,883	268,398	264,782
Vehicles, furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(217,394)	(104,303)
Property, plant and equipment, ending balance	(218,033)	(217,394)	(104,303)	(218,033)	(217,394)
Work in progress
Property, plant and equipment
Property, plant and equipment, beginning balance				617,950	456,021
Effect of initial inflation adjustment (Note 4 (cc))					25,568
Translation differences				(1,716)	(29,005)
Additions				923,599	446,002
Capitalized borrowing costs				16,085	7,368
Disposals / Consumptions				(2,988)	(3,563)
Transfers				(433,582)	(284,441)
Depreciation charge				0	0
Property, plant and equipment, ending balance	1,119,348	617,950	456,021	1,119,348	617,950
Work in progress | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				617,950	456,021
Property, plant and equipment, ending balance	1,119,348	617,950	456,021	1,119,348	617,950
Work in progress | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Spare parts
Property, plant and equipment
Property, plant and equipment, beginning balance				110,945	110,024
Effect of initial inflation adjustment (Note 4 (cc))					19,858
Translation differences				(1,089)	(10,836)
Additions				38,476	23,880
Capitalized borrowing costs				0	0
Disposals / Consumptions				(21,489)	(24,470)
Transfers				(50)	2,543
Depreciation charge				(6,421)	(10,055)
Property, plant and equipment, ending balance	120,372	110,945	110,024	120,372	110,945
Spare parts | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				124,220	113,188
Property, plant and equipment, ending balance	140,028	124,220	113,188	140,028	124,220
Spare parts | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(13,275)	(3,164)
Property, plant and equipment, ending balance	$ (19,656)	$ (13,275)	$ (3,164)	$ (19,656)	$ (13,275)